Loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Loss per share
Schedule of basic loss per share and diluted loss per share

	For the Year Ended December 31
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net loss attributable to DiDi Global Inc.	(10,514,498)	(49,343,664)	(23,783,321)
Accretion of convertible redeemable non-controlling interests to redemption value	(165,047)	(687,617)	(898,649)
Deemed dividends to preferred shareholders upon repurchases of convertible preferred shares	(872)	—	—
Net loss attributable to ordinary shareholders of DiDi Global Inc.	(10,680,417)	(50,031,281)	(24,681,970)
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding*	106,694,420	657,996,437	1,210,979,609
Net loss per share attributable to ordinary shareholders
— Basic	(100.10)	(76.04)	(20.38)
— Diluted	(100.10)	(76.04)	(20.38)
*	Vested restricted shares and RSUs and vested share options with minimal exercise price are considered outstanding in the computation of basic loss per share.